Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carrying forwards	¥ 986,482	¥ 775,798
Advertising expenses	59,062	116,245
Accrued salary	172,165	108,449
Lease termination loss	16,791
Rental		16,908
Property and equipment, net		242
Total deferred tax assets	1,234,500	1,017,642
Less: valuation allowance	¥ (1,234,500)	¥ (1,017,642)	¥ (717,537)	¥ (315,739)